Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other Payables And Accrued Liabilities
Schedule of Other payables and accrued liabilities

	December 31, 2021	December 31, 2020

Salary payables	$846,761	$563,334
Employee reimbursement and benefit payables	63,586	38,167
Professional fees payable	—	78,482
Other miscellaneous payables	23,099	7,719
Warranty liability	14,530	—
Total other payables and accrued liabilities	$947,976	$687,702